RELATED PARTY TRANSACTIONS - (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 10, 2022
RELATED PARTY TRANSACTIONS
Repayments from related parties	$ 57,427	$ 172,036
Due to related parties	$ 472,790		$ 556,225
John Hilburn Davis IV
RELATED PARTY TRANSACTIONS
Additional stock compensation expense			233,184
Interest rate				12.00%
Notes Payable, Other Payables
RELATED PARTY TRANSACTIONS
Interest rate	0.00%
Notes Payable, Other Payables | H&J
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 129,489